Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31,
	2022	2021
	U.S. Dollars (in thousands)

Patent registration costs	2,135	2,038

Accumulated amortization	1,538	1,428

Total intangible assets, net	597	610

Schedule of estimated amortization expense
Year ended December 31,	U.S. Dollars (in thousands)
2023	107
2024	99
2025	92
2026	78
2027	68